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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835

                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2008 through March 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Value Fund
--------------------------------------------------------------------------------
Semiannual Report | March 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PIOTX
Class B   PBOTX
Class C   PCOTX
Class Y   PVFYX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              9
Prices and Distributions                      10
Performance Update                            11
Comparing Ongoing Fund Expenses               15
Schedule of Investments                       17
Financial Statements                          26
Notes to Financial Statements                 34
Trustees, Officers and Service Providers      41



                           Pioneer Value Fund | Semiannual Report | 3/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Value Fund | Semiannual Report | 3/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                           Pioneer Value Fund | Semiannual Report | 3/31/09    3

Portfolio Management Discussion | 3/31/09

In the following discussion, Rod Wright, lead portfolio manager, reviews recent market events and discusses the factors that affected Pioneer Value Fund's performance during the six-month period ended March 31, 2009

Q How did the U.S. stock market perform during the six-months ended March 31, 2009?

A Stocks generated an extremely poor performance during the six months ended March 31, 2009, as measured by the -35.22% return of the Fund's benchmark, the Russell 1000 Value Index. Investors remained highly risk-averse in an environment characterized by slowing economic growth, rising unemployment, and the U.S. government's often muddled approach to alleviating the financial crisis. Perhaps the most significant factor prompting investors to avoid equities during the period was the fact that there emerged few signs that the downturn in the economy was decelerating. In fact, many leading economic indicators, such as housing prices and the unemployment rate, continued to worsen as the winter months progressed. Stocks managed to close the six-month period with a strong rally in the final three weeks of March, but the market nevertheless finished the six months ended March 31, 2009, deeply in the red. Value stocks underperformed growth stocks over the period, perhaps reflecting investors' preference for companies seen as having the more reliable earnings.

Q  How did the Fund perform during the six months ended March 31, 2009?

A Class A shares of Pioneer Value Fund produced a return of -30.26% at net asset value during the six months ended March 31, 2009. While the result certainly was disappointing to us, the Fund did manage to outperform its benchmark, the Russell 1000 Value Index (the Russell Index), over the six months. The Russell Index, as we noted above, returned -35.22% during the six months ended March 31, 2009. The Fund also outpaced the average return of -32.00% for the 608 funds in Lipper's Large-Cap Value Fund category over the same six-month period.

   The current management team took over the Fund on April 30, 2008, meaning that we have been at the helm for 11 of the past 12 months. Upon assuming the Fund's management duties, we sought to reverse its previous underperformance by taking three steps: first, we cut the Fund's exposure to many of its underperforming positions; second, we added higher-quality holdings to improve the overall strength of the Fund's portfolio; and, third, we increased diversification in an attempt to reduce risk. This approach aided the Fund's performance relative to the Russell Index during both the


4    Pioneer Value Fund | Semiannual Report | 3/31/09
   six-month and one-year periods ended March 31, 2009. (The Fund's 12-month return of -38.44% at net asset value for Class A shares outpaced the -42.42% return of the Russell Index over the same 12-month period.)

Q What were some of the broad factors that helped the Fund's performance during the six-month period ended March 31, 2009?

A The Fund was helped by both sector allocations and stock selection during the six-month period. In terms of allocations, the Fund's performance relative to the Russell Index was boosted by the fact that it held an underweight in financials. While the benchmark held an average weight of nearly 22.5% in the troubled sector during the period, the Fund's average weight was nearly six percentage points less, at 16.7%. Given that financials was the worst-performing sector in the Russell Index, with a loss of nearly 54% -- more than 18 percentage points worse than the broader market -- the Fund's underweight was a significant positive for relative performance over the six months ended March 31, 2009.

   In terms of general stock selection, the Fund benefited from avoiding many of the worst-performing stocks in the market. Because we select stocks for the Fund based not only on fundamentals and valuations, but also on the quality of the businesses in which each portfolio holding operates, the Fund was able to dodge many potential landmines during the period. We try to avoid companies in businesses that are highly cyclical, lack pricing power, and have low profit margins and returns on equity. This typically leads us to avoid purchasing companies for the Fund in classic "value" sectors, such as airlines or steel, and instead to focus the Fund's assets on high-margin businesses, such as technology companies Cisco Systems and Microsoft, especially when they can be purchased at attractive valuations. In our view, this is the best way to manage a value portfolio, and not just during a recessionary period, but across full market cycles. We believe the focus on quality assisted the Fund's benchmark-relative performance during the six-month period ended March 31, 2009.

Q What specific factors, such as individual stock selection, aided the Fund's performance during the six-month period ended March 31, 2009?

A When discussing performance, it is important to keep in mind that we're looking at how the Fund fared relative to the benchmark Russell Index. However, as would be expected amid such a difficult time for the markets, virtually all of the Fund's holdings lost ground on an absolute basis -- a disappointing outcome.

   On a relative basis, the Fund generated the largest margin of outperformance versus the benchmark in the financials sector. Upon taking over the Fund last year, we elected to sell all portfolio holdings that we believed were at risk due to the evolving financial crisis. Included in the group were AIG,


                           Pioneer Value Fund | Semiannual Report | 3/31/09    5

   Lehman Brothers, Freddie Mac and Fannie Mae, Citigroup, Bank of America, and Morgan Stanley. All of those stocks subsequently cratered in the second half of 2008, and so the decision to sell them added a great deal of value to the Fund's relative performance. We instead focused the Fund's positions within financials on stocks with more reliable revenues and lower credit risk, including asset managers, insurance companies, and exchange stocks. While those holdings all delivered negative returns, they held up much better than the overall financials sector during the six-month period, which was a positive for the Fund. On the negative side, the Fund's overall performance in financials was hampered somewhat by a large position in the insurer Unum Group, which fell by nearly 50% during the period.

   The next-best sector was industrials, where again the Fund was helped both by what it owned as well as what it did not. The Fund benefited from holding positions in a number of stocks that outperformed the poor return of the broader industrials sector. Included in the group were 3M, Northrop Grumman, and W.W. Grainger, which sells products used for facilities management -- a relatively recession-resistant business. On the other side of the ledger, the Fund benefited from an underweight, relative to the Russell Index, in General Electric (GE). Our case for not owning GE was that its large financials business meant that it was potentially exposed to as much credit risk as several enterprises typically categorized as financials stocks. Underweighting GE paid off for the Fund, as the stock has declined sharply during the past year.

   The Fund's performance also benefited from a position in Verizon Communications, whose stock declined only modestly in a bad market, and Schering-Plough, the pharmaceutical giant that received a takeover bid from Merck in early March of 2009.

Q What elements of the Fund's positioning hurt its performance during the six-month period ended March 31, 2009?

A The Fund generated meaningful underperformance in two sectors during the six-month period: health care and energy. In the former, the largest source of underperformance was the Fund's underweight or zero-weightings in a number of pharmaceutical stocks. The sector outperformed the broader market by a wide margin during the six-month period, reflecting the fact that it is typically one of the least economically sensitive sectors in the market. The Fund also was hurt by holding a position in medical device maker Medtronic, which lost more than 40%. That was more than double the average decline of the broader health care sector. Medtronic fell after lowering its guidance for 2009 earnings.

   In energy, the largest hit to the Fund's performance came from its large underweight in Exxon Mobil. With an average weight of about 7.7% during the six-month period, the stock is by far the largest single position in the


6    Pioneer Value Fund | Semiannual Report | 3/31/09
   benchmark Russell Index. The Fund's weighting in Exxon Mobil was less than half that of the benchmark, meaning that the Fund was not able fully to take advantage of the fact that Exxon Mobil's return of -11.4% was well above the average return for both the overall energy sector and the broader market during the six-month period ended March 31, 2009. The Fund's underweight cost it more than a full percentage point of relative performance versus the Russell Index.

Q  Do you have any closing thoughts for investors?

A We believe the Fund was well-positioned for the type of environment that characterized the past six months ended March 31, 2009, as our focus on quality was in synch with investors' desire to seek shelter in stocks with strong balance sheets, stable earnings power, high profit margins, and attractive valuations. An emphasis on quality can be a double-edged sword, of course, since the Fund can underperform its benchmark during rapidly rising, momentum-driven markets that favor lower-quality companies, as was the case in March 2009. Still, we aren't going to try to hit "home runs" by guessing which stocks will avoid bankruptcy and survive the financial crisis. Instead, our goal is to build a good portfolio for the Fund, featuring higher-quality companies that we believe can deliver long-term outperformance. We believe this approach will hold the Fund in good stead through what will likely be a long and unsteady process of economic recovery.


                           Pioneer Value Fund | Semiannual Report | 3/31/09    7

Please refer to the Schedule of Investments on pages 17-25 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer Value Fund | Semiannual Report | 3/31/09

Portfolio Summary | 3/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              90.3%
Temporary Cash Investments                       9.7%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                     17.7%
Financials                                      15.6%
Energy                                          14.9%
Consumer Staples                                12.6%
Industrials                                      9.7%
Information Technology                           8.1%
Consumer Discretionary                           7.2%
Telecommunication Services                       6.7%
Utilities                                        5.0%
Materials                                        2.5%




10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Chevron Corp.                        4.70%
    2.    Verizon Communications, Inc.         4.16
    3.    Exxon Mobil Corp.                    3.59
    4.    Johnson & Johnson                    3.55
    5.    Unum Group                           3.18
    6.    AT&T Corp.                           2.52
    7.    Apache Corp.                         2.29
    8.    Pfizer, Inc.                         2.24
    9.    J.P. Morgan Chase & Co.              1.93
   10.    Amgen, Inc.                          1.88

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                           Pioneer Value Fund | Semiannual Report | 3/31/09    9

Prices and Distributions | 3/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Class           3/31/09           9/30/08
--------------------------------------------------------------------------------
       A              7.86          $ 11.44
--------------------------------------------------------------------------------
       B              7.19          $ 10.47
--------------------------------------------------------------------------------
       C              7.17          $ 10.43
--------------------------------------------------------------------------------
       Y              7.93          $ 11.54
--------------------------------------------------------------------------------

Distributions per Share: 10/1/08-3/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Net Investment          Short-Term        Long-Term
     Class           Income            Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.1303               $--               $--
--------------------------------------------------------------------------------
       B            $ 0.0673               $--               $--
--------------------------------------------------------------------------------
       C            $ 0.0857               $--               $--
--------------------------------------------------------------------------------
       Y            $ 0.1588               $--               $--
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-14.


10    Pioneer Value Fund | Semiannual Report | 3/31/09

Performance Update | 3/31/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.


                          Average Annual Total Returns
                             (As of March 31, 2009)
--------------------------------------------------------------------------------
                                         Net Asset     Public Offering
Period                                   Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                                     -1.17%         -1.76%
 5 Years                                      -6.80          -7.90
 1 Year                                      -38.44         -41.99
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated February 1, 2009)
--------------------------------------------------------------------------------
                                             Gross           Net
--------------------------------------------------------------------------------
                                               0.94%          0.94%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer                Russell 1000
                 Value Fund             Value Index
                 -----------            ------------
3/99             9425                   10000
                 10717                  10634
3/01             11057                  10662
                 11266                  11130
3/03             8653                   8593
                 11914                  12101
3/05             13060                  13694
                 14289                  15517
3/07             15980                  18128
                 13607                  16317
3/09             8377                   9396


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                          Pioneer Value Fund | Semiannual Report | 3/31/09    11

Performance Update | 3/31/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.


                          Average Annual Total Returns
                             (As of March 31, 2009)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                      -2.30%         -2.30%
 5 Years                                       -7.81          -7.81
 1 Year                                       -39.27         -41.67
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated February 1, 2009)
--------------------------------------------------------------------------------
                                              Gross           Net
--------------------------------------------------------------------------------
                                                2.06%          2.06%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer                Russell 1000
                 Value Fund             Value Index
                 -----------            ------------
3/99             10000                  10000
                 11226                  10634
3/01             11451                  10662
                 11545                  11130
3/03             8760                   8593
                 11894                  12101
3/05             12930                  13694
                 14001                  15517
3/07             15486                  18128
                 13045                  16317
3/09             7922                   9396

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Value Fund | Semiannual Report | 3/31/09

Performance Update | 3/31/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.


                          Average Annual Total Returns
                             (As of March 31, 2009)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                      -2.26%         -2.26%
 5 Years                                       -7.77          -7.77
 1 Year                                       -39.04         -39.04
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated February 1, 2009)
--------------------------------------------------------------------------------
                                              Gross           Net
--------------------------------------------------------------------------------
                                                1.92%          1.92%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer                Russell 1000
                 Value Fund             Value Index
                 -----------            ------------
3/99             10000                  10000
                 11240                  10634
3/01             11454                  10662
                 11536                  11130
3/03             8752                   8593
                 11919                  12101
3/05             12921                  13694
                 13992                  15517
3/07             15474                  18128
                 13050                  16317
3/09             7955                   9396


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                          Pioneer Value Fund | Semiannual Report | 3/31/09    13

Performance Update | 3/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.


                          Average Annual Total Returns
                             (As of March 31, 2009)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                      -0.97%         -0.97%
 5 Years                                       -6.43          -6.43
 1 Year                                       -38.17         -38.17
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated February 1, 2009)
--------------------------------------------------------------------------------
                                              Gross           Net
--------------------------------------------------------------------------------
                                                0.53%          0.53%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer                Russell 1000
                 Value Fund             Value Index
                 -----------            ------------
3/99             10000                  10000
                 11371                  10634
3/01             11732                  10662
                 11953                  11130
3/03             9181                   8593
                 12641                  12101
3/05             13906                  13694
                 15285                  15517
3/07             17156                  18128
                 14668                  16317
3/09             9069                   9396


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees, applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception (8/11/04) would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available to limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14    Pioneer Value Fund | Semiannual Report | 3/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from October 1, 2008 through March 31, 2009.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 10/1/08
--------------------------------------------------------------------------------------
 Ending Account          $   697.40       $   692.60       $   694.90       $   699.70
 Value on 3/31/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.36       $    10.13       $     8.66       $     2.29
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 2.40%, 2.05% and 0.54% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                          Pioneer Value Fund | Semiannual Report | 3/31/09    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2008 through March 31, 2009.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 10/1/08
--------------------------------------------------------------------------------------
 Ending Account          $ 1,019.80       $ 1,012.96       $ 1,014.71       $ 1,022.24
 Value on 3/31/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     5.19       $    12.04       $    10.30       $     2.72
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 2.40%, 2.05%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Value Fund | Semiannual Report | 3/31/09

Schedule of Investments | 3/31/09 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 97.8%
               ENERGY -- 14.6%
               Integrated Oil & Gas -- 8.1%
  961,600      Chevron Corp.                                      $   64,657,984
  725,600      Exxon Mobil Corp. (b)                                  49,413,360
                                                                  --------------
                                                                  $  114,071,344
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.0%
  235,500      Transocean Ltd.*(b)                                $   13,856,820
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.2%
  409,500      Halliburton Co.*(b)                                $    6,334,965
  883,400      Weatherford International, Inc.*(b)                     9,779,238
                                                                  --------------
                                                                  $   16,114,203
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.9%
  491,100      Apache Corp.                                       $   31,474,599
  770,758      XTO Energy, Inc.                                       23,600,610
                                                                  --------------
                                                                  $   55,075,209
--------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 0.4%
  970,000      El Paso Corp. (b)                                  $    6,062,500
                                                                  --------------
               Total Energy                                       $  205,180,076
--------------------------------------------------------------------------------
               MATERIALS -- 2.5%
               Diversified Metals & Mining -- 0.6%
  230,900      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $    8,799,599
--------------------------------------------------------------------------------
               Gold -- 1.9%
  304,400      Agnico Eagle Mines Ltd. (b)                        $   17,326,448
  192,466      Newmont Mining Corp.                                    8,614,778
                                                                  --------------
                                                                  $   25,941,226
                                                                  --------------
               Total Materials                                    $   34,740,825
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 7.0%
               Aerospace & Defense -- 3.4%
  175,000      Boeing Co. (b)                                     $    6,226,500
  500,000      Northrop Grumman Corp.*                                21,820,000
  462,300      United Technologies Corp.                              19,869,654
                                                                  --------------
                                                                  $   47,916,154
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.8%
  395,500      3M Co.                                             $   19,664,260
2,000,000      General Electric Co. (b)                               20,220,000
                                                                  --------------
                                                                  $   39,884,260
--------------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.8%
  150,000      W.W. Grainger, Inc.                                $   10,527,000
                                                                  --------------
               Total Capital Goods                                $   98,327,414
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    17

--------------------------------------------------------------------------------
 Shares                                                         Value
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.3%
               Environmental & Facilities Services -- 1.3%
  720,166      Waste Management, Inc.*(b)                     $   18,436,250
                                                              --------------
               Total Commercial Services & Supplies           $   18,436,250
--------------------------------------------------------------------------------
               TRANSPORTATION -- 1.2%
               Railroads -- 1.2%
  512,003      Norfolk Southern Corp. (b)                     $   17,280,101
                                                              --------------
               Total Transportation                           $   17,280,101
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.1%
               Auto Parts & Equipment -- 0.1%
  105,700      Johnson Controls, Inc.                         $    1,268,400
                                                              --------------
               Total Automobiles & Components                 $    1,268,400
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.2%
               Footwear -- 0.2%
   55,300      Nike, Inc.                                     $    2,593,017
                                                              --------------
               Total Consumer Durables & Apparel              $    2,593,017
--------------------------------------------------------------------------------
               MEDIA -- 4.2%
               Cable & Satellite -- 0.4%
  201,217      Time Warner Cable, Inc.*                       $    4,990,182
--------------------------------------------------------------------------------
               Movies & Entertainment -- 3.8%
  880,900      The Walt Disney Co. (b)                        $   15,997,144
  801,633      Time Warner, Inc.                                  15,471,523
1,284,900      Viacom, Inc. (Class B)*(b)                         22,331,562
                                                              --------------
                                                              $   53,800,229
                                                              --------------
               Total Media                                    $   58,790,411
--------------------------------------------------------------------------------
               RETAILING -- 2.5%
               Apparel Retail -- 0.9%
1,007,200      Gap, Inc.                                      $   13,083,528
                                                              --------------
               Department Stores -- 0.3%
  205,800      J.C. Penney Co., Inc. (b)                      $    4,130,406
                                                              --------------
               Home Improvement Retail -- 1.3%
  800,000      Home Depot, Inc.                               $   18,848,000
                                                              --------------
               Total Retailing                                $   36,061,934
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 4.4%
               Drug Retail -- 1.0%
  492,600      CVS/Caremark Corp.                             $   13,541,574
--------------------------------------------------------------------------------
               Food Retail -- 2.0%
  680,770      Kroger Co. (b)                                 $   14,445,939
  691,300      Safeway, Inc. (b)                                  13,957,347
                                                              --------------
                                                              $   28,403,286
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Value Fund | Semiannual Report | 3/31/09

--------------------------------------------------------------------------------
 Shares                                                      Value
--------------------------------------------------------------------------------
               Hypermarkets & Supercenters -- 1.4%
  375,000      Wal-Mart Stores, Inc.                       $   19,537,500
                                                           --------------
               Total Food & Drug Retailing                 $   61,482,360
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 7.9%
               Packaged Foods & Meats -- 2.5%
  407,038      General Mills, Inc.                         $   20,303,055
  705,200      Kraft Foods, Inc.                               15,718,908
                                                           --------------
                                                           $   36,021,963
--------------------------------------------------------------------------------
               Soft Drinks -- 2.3%
  455,800      Coca-Cola Co.                               $   20,032,410
  237,700      PepsiCo, Inc.                                   12,236,796
                                                           --------------
                                                           $   32,269,206
--------------------------------------------------------------------------------
               Tobacco -- 3.1%
  800,000      Altria Group, Inc. (b)                      $   12,816,000
  240,100      Lorillard, Inc.                                 14,823,774
  446,100      Philip Morris International, Inc.               15,872,238
                                                           --------------
                                                           $   43,512,012
                                                           --------------
               Total Food, Beverage & Tobacco              $  111,803,181
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.1%
               Health Care Distributors -- 1.0%
  445,107      Cardinal Health, Inc.                       $   14,011,968
--------------------------------------------------------------------------------
               Health Care Equipment -- 2.7%
  744,600      Medtronic, Inc.                             $   21,943,362
  453,500      Zimmer Holdings, Inc.*                          16,552,750
                                                           --------------
                                                           $   38,496,112
--------------------------------------------------------------------------------
               Managed Health Care -- 1.4%
  292,100      Aetna, Inc.                                 $    7,106,793
  415,400      CIGNA Corp.                                      7,306,886
  150,000      Wellpoint, Inc.*                                 5,695,500
                                                           --------------
                                                           $   20,109,179
                                                           --------------
               Total Health Care Equipment & Services      $   72,617,259
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 12.2%
               Biotechnology -- 1.9%
  523,700      Amgen, Inc.*                                $   25,933,624
--------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 1.4%
  561,900      Thermo Fisher Scientific, Inc.*(b)          $   20,042,973
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    19

--------------------------------------------------------------------------------
 Shares                                                      Value
--------------------------------------------------------------------------------
               Pharmaceuticals -- 8.9%
  211,800      Abbott Laboratories Ltd.                    $   10,102,860
  654,100      Bristol-Myers Squibb Co.                        14,337,872
  930,076      Johnson & Johnson                               48,921,998
  800,000      Merck & Co., Inc.                               21,400,000
2,264,800      Pfizer, Inc.                                    30,846,576
                                                           --------------
                                                           $  125,609,306
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $  171,585,903
--------------------------------------------------------------------------------
               BANKS -- 2.6%
               Diversified Banks -- 0.5%
  481,300      Wells Fargo & Co. (b)                       $    6,853,712
--------------------------------------------------------------------------------
               Regional Banks -- 1.3%
  454,200      First Horizon National Corp.*(b)            $    4,878,108
  344,900      PNC Bank Corp.                                  10,102,121
  361,517      Zions Bancorporation (b)                         3,553,712
                                                           --------------
                                                           $   18,533,941
--------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.8%
  994,000      New York Community Bancorp, Inc. (b)        $   11,063,220
                                                           --------------
               Total Banks                                 $   36,450,873
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.6%
               Asset Management & Custody Banks -- 3.9%
  330,700      Franklin Resources, Inc.                    $   17,814,809
1,448,966      Invesco Ltd.                                    20,082,669
  619,100      The Bank of New York Mellon Corp.               17,489,575
                                                           --------------
                                                           $   55,387,053
--------------------------------------------------------------------------------
               Diversified Financial Services -- 1.9%
1,000,000      J.P. Morgan Chase & Co.                     $   26,580,000
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.5%
   67,900      Goldman Sachs Group, Inc.                   $    7,198,758
--------------------------------------------------------------------------------
               Specialized Finance -- 1.3%
   71,900      CME Group, Inc. (b)                         $   17,715,441
                                                           --------------
               Total Diversified Financials                $  106,881,252
--------------------------------------------------------------------------------
               INSURANCE -- 5.1%
               Insurance Brokers -- 0.3%
  193,300      Marsh & McLennan Co., Inc.*                 $    3,914,325
--------------------------------------------------------------------------------
               Life & Health Insurance -- 3.1%
3,500,000      Unum Group                                  $   43,750,000
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.7%
  559,800      Chubb Corp.                                 $   23,690,736
                                                           --------------
               Total Insurance                             $   71,355,061
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Value Fund | Semiannual Report | 3/31/09

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 2.1%
               Systems Software -- 2.1%
  954,100      Microsoft Corp.                                  $   17,526,817
  669,700      Oracle Corp.*                                        12,101,479
                                                                --------------
                                                                $   29,628,296
                                                                --------------
               Total Software & Services                        $   29,628,296
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 3.4%
               Communications Equipment -- 1.5%
1,280,200      Cisco Systems, Inc.*                             $   21,468,954
--------------------------------------------------------------------------------
               Computer Hardware -- 1.9%
  746,000      Dell, Inc.*                                      $    7,072,080
  336,215      Hewlett-Packard Co.                                  10,779,053
   85,100      IBM Corp.*(b)                                         8,245,339
                                                                --------------
                                                                $   26,096,472
                                                                --------------
               Total Technology Hardware & Equipment            $   47,565,426
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.4%
               Semiconductor Equipment -- 0.9%
1,271,200      Applied Materials, Inc. (b)                      $   13,665,400
--------------------------------------------------------------------------------
               Semiconductors -- 1.5%
1,386,700      Intel Corp.                                      $   20,869,835
                                                                --------------
               Total Semiconductors                             $   34,535,235
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 6.5%
               Integrated Telecommunication Services -- 6.5%
1,375,300      AT&T Corp.                                       $   34,657,560
1,895,400      Verizon Communications, Inc.                         57,241,080
                                                                --------------
                                                                $   91,898,640
                                                                --------------
               Total Telecommunication Services                 $   91,898,640
--------------------------------------------------------------------------------
               UTILITIES -- 4.9%
               Electric Utilities -- 2.4%
  400,000      Edison International, LLC                        $   11,524,000
  200,000      FirstEnergy Corp. (b)                                 7,720,000
  457,800      Southern Co.                                         14,017,836
                                                                --------------
                                                                $   33,261,836
--------------------------------------------------------------------------------
               Gas Utilities -- 0.5%
  235,400      Questar Corp.                                    $    6,927,822
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    21

--------------------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------------------
               Multi-Utilities -- 2.0%
  250,000      NSTAR (b)                                 $    7,970,000
  302,100      Public Service Enterprise Group, Inc.          8,902,887
  244,400      Sempra Energy (b)                             11,301,056
                                                         --------------
                                                         $   28,173,943
                                                         --------------
               Total Utilities                           $   68,363,601
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,858,131,062)                     $1,376,845,515
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 10.5%
                  Repurchase Agreements -- 1.7%
$  7,750,000      Barclays Plc, 0.24%, dated 3/31/09, repurchase price of
                  $7,750,000 plus accrued interest on 4/1/09 collateralized
                  by the following:
                  $3,677,978 Federal National Mortgage Association,
                  6.0 - 7.0%, 7/1/37 - 8/1/37
                  $548,558 Federal Home Loan Mortgage Corp.,
                  6.505%, 7/1/36
                  $1,935,898 Freddie Mac Giant, 5.5%, 7/1/37
                  $1,742,566 Federal National Mortgage Association
                  (ARM), 4.36%, 4/1/38                                         $    7,750,000
   7,750,000      Deutsche Bank, 0.25%, dated 3/31/09, repurchase price of
                  $7,750,000 plus accrued interest on 4/1/09 collateralized
                  by the following:
                  $1,466,746 Freddie Mac Giant, 5.5 - 7.0%,
                  11/1/35 - 7/1/38
                  $563,438 Federal Home Loan Mortgage Corp.,
                  5.842 - 6.729%, 5/1/36 - 9/1/36
                  $506,549 Federal National Mortgage Association (ARM),
                  5.685 - 6.259%, 6/1/36 - 4/1/37
                  $4,295,678 Federal National Mortgage Association,
                  5.5 - 7.5%, 2/1/27 - 12/1/38
                  $1,072,589 Government National Mortgage Association,
                  6.0 - 7.0%, 5/15/36 - 2/15/39                                     7,750,000
   7,750,000      JPMorgan, 0.25%, dated 3/31/09, repurchase price of
                  $7,750,000 plus accrued interest on 4/1/09 collateralized
                  by $7,873,388 Federal National Mortgage Association,
                  5.0%, 3/1/38 - 4/1/38                                             7,750,000
                                                                               --------------
                                                                               $   23,250,000
---------------------------------------------------------------------------------------------
                  Securities Lending Collateral -- 8.8% (c)
                  Certificates of Deposit:
   3,041,891      Abbey National Plc, 1.58%, 8/13/09                           $    3,041,891
   3,041,778      Bank of Nova Scotia, 1.58%, 5/5/09                                3,041,778
   4,864,571      Bank of Scotland NY, 1.45%, 6/5/09                                4,864,571
   5,475,404      Barclays Bank, 1.13%, 5/27/09                                     5,475,404

The accompanying notes are an integral part of these financial statements.

22    Pioneer Value Fund | Semiannual Report | 3/31/09

---------------------------------------------------------------------------------------------
Principal
Amount                                                                   Value
---------------------------------------------------------------------------------------------
                   Certificates of Deposit -- (continued):
 $   5,475,404     DnB NOR Bank ASA NY, 1.5%, 6/5/09                           $    5,475,404
     5,572,744     Intesa SanPaolo S.p.A., 1.03%, 5/22/09                           5,572,744
       352,820     Nordea NY, 0.52%, 4/9/09                                           352,820
     4,562,837     Royal Bank of Canada NY, 1.44%, 8/7/09                           4,562,837
     5,475,404     Svenska Bank NY, 1.73%, 7/8/09                                   5,475,404
                                                                               --------------
                                                                               $   37,862,853
---------------------------------------------------------------------------------------------
                   Commercial Paper:
     6,083,782     Monumental Global Funding, Ltd., 1.64%, 8/17/09             $    6,083,782
     3,041,891     CME Group, Inc., 1.44%, 8/6/09                                   3,041,891
     5,974,274     American Honda Finance Corp., 1.29%, 7/14/09                     5,974,274
     6,083,782     CBA, 1.31%, 7/16/09                                              6,083,782
     6,083,782     Societe Generale, 1.75%, 9/4/09                                  6,083,782
     6,083,782     U.S. Bank NA, 1.35%, 8/24/09                                     6,083,782
     6,083,782     HSBC Bank, Inc., 1.64%, 8/14/09                                  6,083,782
     1,520,946     IBM, 1.47%, 9/25/09                                              1,520,946
     5,475,404     MetLife Global Funding, 1.71%, 6/12/09                           5,475,404
     5,475,404     New York Life Global, 1.37%, 9/4/09                              5,475,404
     5,171,215     Westpac Banking Corp., 0.94%, 6/1/09                             5,171,215
                                                                               --------------
                                                                               $   57,078,044
---------------------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
    18,251,346     Deutsche Bank, 0.21%, 4/1/09                                $   18,251,346
     5,062,254     Barclays Capital Markets, 0.2%, 4/1/09                           5,062,254
                                                                               --------------
                                                                               $   23,313,601
---------------------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------------------
                   Money Market Mutual Fund:
     6,083,782     JPMorgan, U.S. Government Money Market Fund                 $    6,083,782
                                                                               --------------
                   Total Securities Lending Collateral                         $  124,338,280
---------------------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $147,588,280)                                         $  147,588,280
---------------------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 108.3%
                   (Cost $2,005,719,342) (a)                                   $1,524,433,795
---------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (8.3)%                      $ (116,605,915)
---------------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                                  $1,407,827,880
---------------------------------------------------------------------------------------------

*     Non-income producing security.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $2,009,313,618 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  12,260,096
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (497,139,919)
                                                                                   -------------
       Net unrealized loss                                                         $(484,879,823)
                                                                                   =============

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    23

(b)   At March 31, 2009, the following securities were out on loan:



--------------------------------------------------------------------------------
    Shares         Description                             Value
--------------------------------------------------------------------------------
      84,020     Agnico Eagle Mines Ltd.                 $  4,782,418
     633,400     Altria Group, Inc.                        10,147,068
     523,100     Applied Materials, Inc.                    5,623,325
     173,200     Boeing Co.                                 6,162,456
       2,200     CME Group, Inc.                              542,058
     270,000     El Paso Corp.                              1,687,500
      20,000     Exxon Mobil Corp.                          1,362,000
     397,000     First Horizon National Corp.*              4,263,780
      76,200     FirstEnergy Corp.                          2,941,320
   1,290,800     General Electric Co.                      13,049,988
     104,600     Halliburton Co.*                           1,618,162
      17,700     IBM Corp.*                                 1,714,953
      46,900     J.C. Penney Co., Inc.                        941,283
      47,800     Kroger Co.                                 1,014,316
     982,100     New York Community Bancorp, Inc.          10,930,773
     189,700     Norfolk Southern Corp.                     6,402,375
      41,100     NSTAR                                      1,310,268
       2,500     Safeway, Inc.                                 50,475
     138,800     Sempra Energy                              6,418,112
      38,400     The Walt Disney Co.                          697,344
      38,000     Thermo Fisher Scientific, Inc.*            1,355,460
      80,100     Transocean Ltd.*                           4,713,084
     300,000     Viacom, Inc. (Class B)*                    5,214,000
     661,400     Waste Management, Inc.*                   16,931,840
     309,400     Weatherford International, Inc.*           3,425,058
     415,600     Wells Fargo & Co.                          5,918,144
     357,900     Zions Bancorporation                       3,518,157
--------------------------------------------------------------------------------
                 Total                                   $122,735,717
--------------------------------------------------------------------------------

(c)   Securities lending collateral is managed by Credit Suisse, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2009 aggregated $405,640,751 and $496,061,536, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

24    Pioneer Value Fund | Semiannual Report | 3/31/09

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:



--------------------------------------------------------------------------------
                                                                       Other
                                                      Investments    Financial
 Valuation Inputs                                   in Securities    Instruments
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $1,376,845,515        $--
 Level 2 -- Other Significant Observable Inputs        147,588,280         --
 Level 3 -- Significant Unobservable Inputs                     --         --
--------------------------------------------------------------------------------
 Total                                              $1,524,433,795        $--
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    25

Statement of Assets and Liabilities | 3/31/09 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $122,735,717) (cost $2,005,719,342)                                   $1,524,433,795
  Cash                                                                        5,977,319
  Receivables --
   Investment securities sold                                                 2,430,217
   Fund shares sold                                                             234,606
   Dividends, interest and foreign taxes withheld                             3,014,549
  Other                                                                         119,487
---------------------------------------------------------------------------------------
     Total assets                                                        $1,536,209,973
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                       $    2,535,491
   Fund shares repurchased                                                    1,141,512
   Upon return of securities loaned                                         124,338,280
  Due to affiliates                                                             262,906
  Accrued expenses                                                              103,904
---------------------------------------------------------------------------------------
     Total liabilities                                                   $  128,382,093
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $2,531,419,413
  Undistributed net investment income                                        12,909,112
  Accumulated net realized loss on investments                             (655,215,098)
  Net unrealized loss on investments                                       (481,285,547)
---------------------------------------------------------------------------------------
     Total net assets                                                    $1,407,827,880
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,335,807,943/169,929,269 shares)                   $         7.86
  Class B (based on $7,371,189/1,024,530 shares)                         $         7.19
  Class C (based on $4,671,214/651,890 shares)                           $         7.17
  Class Y (based on $59,977,534/7,563,360 shares)                        $         7.93
MAXIMUM OFFERING PRICE:
  Class A ($7.86 [divided by] 94.25%)                                    $         8.34
=======================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Value Fund | Semiannual Report | 3/31/09

Statement of Operations (unaudited)

For the Six Months Ended 3/31/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,219)      $25,319,252
  Interest                                                     147,362
  Income from securities loaned, net                           759,524
-----------------------------------------------------------------------------------------
     Total investment income                                                $  26,226,138
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                               $   459,257
   Performance Adjustment                                    3,077,539
  Transfer agent fees
   Class A                                                   1,192,841
   Class B                                                      36,841
   Class C                                                      11,412
   Class Y                                                       1,830
  Distribution fees
   Class A                                                   1,856,402
   Class B                                                      44,644
   Class C                                                      27,359
  Shareholder communications expense                           628,473
  Administrative reimbursements                                356,649
  Custodian fees                                                46,793
  Registration fees                                             27,446
  Professional fees                                            104,399
  Printing expense                                              38,625
  Fees and expenses of nonaffiliated trustees                   41,283
  Miscellaneous                                                 58,319
-----------------------------------------------------------------------------------------
     Total expenses                                                         $   8,010,112
     Less fees paid indirectly                                                     (8,830)
-----------------------------------------------------------------------------------------
     Net expenses                                                           $   8,001,282
=========================================================================================
       Net investment income                                                $  18,224,856
=========================================================================================
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $(321,897,388)
-----------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on investments                       $(357,831,194)
-----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(679,728,582)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(661,503,726)
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    27

Statements of Changes in Net Assets

For the Six Months Ended 3/31/09 and the Year Ended 9/30/08, respectively



-----------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            3/31/09             Year Ended
                                                            (unaudited)         9/30/08
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $   18,224,856     $    51,359,252
Net realized loss on investments                               (321,897,388)       (317,845,857)
Change in net unrealized gain (loss) on investments            (357,831,194)       (822,348,269)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $ (661,503,726)    $(1,088,834,874)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.13 and $0.25 per share, respectively)         $  (22,834,752)    $   (50,294,291)
   Class B ($0.07 and $0.10 per share, respectively)                (77,564)           (160,860)
   Class C ($0.09 and $0.13 per share, respectively)                (64,131)            (97,670)
   Class Y ($0.16 and $0.30 per share, respectively)             (1,465,403)         (3,580,443)
Net realized gain:
   Class A ($0.00 and $1.37 per share, respectively)                     --        (261,794,286)
   Class B ($0.00 and $1.37 per share, respectively)                     --          (2,352,305)
   Class C ($0.00 and $1.37 per share, respectively)                     --            (999,619)
   Class Y ($0.00 and $1.37 per share, respectively)                     --         (16,900,631)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (24,441,850)    $  (336,180,105)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $   20,397,884     $   107,788,885
Reinvestment of distributions                                    21,750,994         307,535,467
Cost of shares repurchased                                     (164,349,661)       (624,773,394)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                 $ (122,200,783)    $  (209,449,042)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets                                $ (808,146,359)    $(1,634,464,021)
NET ASSETS:
Beginning of period                                           2,215,974,239       3,850,438,260
-----------------------------------------------------------------------------------------------
End of period                                                $1,407,827,880     $ 2,215,974,239
-----------------------------------------------------------------------------------------------
Undistributed net investment income                          $   12,909,112     $    19,126,106
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Value Fund | Semiannual Report | 3/31/09

---------------------------------------------------------------------------------------------------------
                                      '09 Shares       '09 Amount            '08 Shares       '08 Amount
                                     (unaudited)      (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                            1,905,012     $  15,997,055            4,706,766     $  67,233,587
Reinvestment of distributions          2,447,976        21,102,012           18,863,164       293,192,504
Less shares repurchased              (16,533,216)     (138,773,023)                  --                --
Redemptions in kind                           --                --          (36,761,033)     (518,107,787)
---------------------------------------------------------------------------------------------------------
   Net decrease                      (12,180,228)    $(101,673,956)         (13,191,103)    $(157,681,696)
=========================================================================================================
CLASS B
Shares sold                               50,450     $     395,949              119,790     $   1,563,555
Reinvestment of distributions              9,279            73,485              159,868         2,297,706
Less shares repurchased                 (326,319)       (2,491,402)            (789,625)      (10,137,455)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (266,590)    $  (2,021,968)            (509,967)    $  (6,276,194)
=========================================================================================================
CLASS C
Shares sold                              122,562     $     941,152              204,198     $   2,638,167
Reinvestment of distributions              5,503            43,310               50,044           715,039
Less shares repurchased                 (191,229)       (1,412,117)            (287,970)       (3,701,993)
---------------------------------------------------------------------------------------------------------
   Net decrease                          (63,164)    $    (427,655)             (33,728)    $    (348,787)
=========================================================================================================
CLASS Y
Shares sold                              360,202     $   3,063,728            2,572,286     $  36,353,576
Reinvestment of distributions             61,312           532,187              719,630        11,330,218
Less shares repurchased               (2,611,036)      (21,673,119)          (6,480,001)      (92,826,159)
---------------------------------------------------------------------------------------------------------
   Net decrease                       (2,189,522)    $ (18,077,204)          (3,188,085)    $ (45,142,365)
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    29

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year         Year           Year         Year          Year
                                                    3/31/09        Ended        Ended          Ended        Ended         Ended
                                                    (unaudited)    9/30/08      9/30/07        9/30/06      9/30/05       9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                $   11.44      $   18.28    $    18.55     $   17.55    $   18.83     $   16.25
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                              $    0.10      $    0.25    $     0.29     $    0.28    $    0.14     $    0.14
 Net realized and unrealized gain (loss) on
    investments and foreign currency transactions       (3.55)         (5.47)         2.60          1.09         2.26          2.62
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
    operations                                      $   (3.45)     $   (5.22)   $     2.89     $    1.37    $    2.40     $    2.76
Distributions to shareowners:
 Net investment income                                  (0.13)         (0.25)        (0.30)        (0.25)       (0.12)        (0.14)
 Net realized gain                                         --          (1.37)        (2.86)        (0.12)       (3.56)        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   (3.58)     $   (6.84)   $    (0.27)    $    1.00    $   (1.28)    $    2.58
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    7.86      $   11.44    $    18.28     $   18.55    $   17.55     $   18.83
====================================================================================================================================
Total return*                                          (30.26)%       (30.75)%       17.49%         7.89%       13.81%        17.04%
Ratio of net expenses to average net assets+             1.03%**        0.94%         0.92%         0.94%        0.98%         1.02%
Ratio of net investment income to average
  net assets+                                            2.30%**        1.73%         1.65%         1.44%        0.85%         0.72%
Portfolio turnover rate                                    51%**          95%           34%           86%          53%           40%
Net assets, end of period (in thousands)             $1,335,808    $2,082,427   $3,569,146    $3,852,832   $3,997,849    $3,745,950
Ratios with reduction for fees paid indirectly:
 Net expenses                                            1.03%**        0.94%         0.92%         0.94%        0.97%         1.02%
 Net investment income                                   2.30%**        1.73%         1.65%         1.44%        0.86%         0.72%
------------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Value Fund | Semiannual Report | 3/31/09


------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended            Year           Year        Year        Year         Year
                                                      3/31/09          Ended          Ended       Ended       Ended        Ended
                                                      (unaudited)      9/30/08        9/30/07     9/30/06     9/30/05      9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                   $   10.47       $   16.87      $ 17.36     $ 16.40     $ 17.87      $ 15.45
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $    0.05       $    0.11      $  0.10     $  0.10     $ (0.04)     $ (0.04)
 Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions                                    (3.26)         (5.04)        2.39        1.00        2.13         2.50
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
    operations                                         $    (3.21)     $   (4.93)     $  2.49     $  1.10     $  2.09      $  2.46
Distributions to shareowners:
 Net investment income                                      (0.07)         (0.10)       (0.12)      (0.02)         --           --
 Net realized gain                                             --          (1.37)       (2.86)      (0.12)      (3.56)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $    (3.28)     $   (6.40)    $  (0.49)    $  0.96     $ (1.47)     $  2.42
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     7.19      $   10.47     $  16.87     $ 17.36     $ 16.40      $ 17.87
====================================================================================================================================
Total return*                                              (30.74)%      (31.54)%       16.18%       6.74%      12.66%       15.95%
Ratio of net expenses to average net assets+                 2.40%**       2.06%         2.05%       2.03%       2.03%        1.89%
Ratio of net investment income (loss) to
  average net assets+                                        0.93%**       0.60%         0.53%       0.32%      (0.21)%      (0.15)%
Portfolio turnover rate                                        51%**          95%          34%         86%         53%          40%
Net assets, end of period (in thousands)                $   7,371      $  13,518     $ 30,378     $37,116     $51,164      $32,440
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.40%**       2.04%         2.02%       2.03%       2.02%        1.89%
 Net investment income (loss)                                0.93%**       0.62%         0.56%       0.32%      (0.20)%      (0.15)%
------------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Value Fund | Semiannual Report | 3/31/09  31

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended           Year           Year        Year        Year        Year
                                                        3/31/09         Ended          Ended       Ended       Ended       Ended
                                                        (unaudited)     9/30/08        9/30/07     9/30/06     9/30/05     9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                    $   10.43       $   16.84     $  17.33    $  16.39     $  17.87    $  15.49
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $    0.05       $    0.10     $   0.07    $   0.07     $  (0.04)   $  (0.09)
 Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions                                     (3.22)         (5.01)        2.43        1.02         2.12        2.51
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $   (3.17)     $   (4.91)    $   2.50    $   1.09     $   2.08    $   2.42
Distributions to shareowners:
 Net investment income                                      (0.09)         (0.13)       (0.13)      (0.03)         --          --
 Net realized gain                                             --          (1.37)       (2.86)      (0.12)       (3.56)      (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $   (3.26)     $   (6.41)    $  (0.49)   $   0.94     $  (1.48)   $   2.38
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   7.17       $   10.43     $  16.84    $  17.33     $  16.39    $  17.87
====================================================================================================================================
Total return*                                              (30.51)%       (31.49)%      16.31%       6.68%      12.60%      15.66%
Ratio of net expenses to average net assets+                 2.05%**        1.92%        1.98%       2.03%       2.08%       2.21%
Ratio of net investment income (loss) to average
  net assets+                                                1.28%**        0.76%        0.58%       0.34%      (0.25)%     (0.47)%
Portfolio turnover rate                                        51%**          95%          34%         86%         53%         40%
Net assets, end of period (in thousands)                 $  4,671      $   7,458     $ 12,606    $  8,723     $ 8,926     $ 9,168
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.05%**        1.91%        1.96%       2.03%       2.07%       2.20%
 Net investment income (loss)                                1.28%**        0.77%        0.60%       0.34%     ( 0.24)%    ( 0.46)%
------------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Value Fund | Semiannual Report | 3/31/09

------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended          Year         Year         Year         Year
                                                      3/31/09        Ended        Ended        Ended        Ended       8/11/04(a)
                                                      (unaudited)    9/30/08      9/30/07      9/30/06      9/30/05     to 9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                  $   11.54      $  18.42     $  18.67     $  17.59     $  18.84    $  18.16
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                $    0.14      $   0.33     $   0.39     $   0.33     $   0.12    $   0.02
 Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions                                   (3.59)       ( 5.54)        2.59         1.11         2.37        0.66
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations  $   (3.45)     $  (5.21)    $   2.98     $   1.44     $   2.49    $   0.68
Distributions to shareowners:
 Net investment income                                    (0.16)        (0.30)       (0.37)       (0.24)       (0.18)         --
 Net realized gain                                           --         (1.37)       (2.86)       (0.12)       (3.56)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value            $   (3.61)     $  (6.88)    $  (0.25)    $   1.08     $  (1.25)   $   0.68
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    7.93      $  11.54     $  18.42     $  18.67     $  17.59    $  18.84
====================================================================================================================================
Total return*                                            (30.03)%      (30.50)%      17.92%        8.31%       14.40%       3.74%(b)
Ratio of net expenses to average net assets+               0.54%**      0.53%         0.54%        0.55%        0.59%       0.61%**
Ratio of net investment income to average
  net assets+                                              2.79%**      2.12%         2.04%        1.84%        1.50%       1.37%**
Portfolio turnover rate                                      51%**         95%          34%          86%          53%         40%(b)
Net assets, end of period (in thousands)              $  59,978      $112,571     $238,308     $333,884     $311,272    $  1,872
Ratios with reduction for fees paid indirectly:
 Net expenses                                              0.54%        0.53%         0.54%        0.55%        0.59%       0.61%**
 Net investment income                                     2.79%**      2.12%         2.04%        1.84%        1.51%       1.37%**
------------------------------------------------------------------------------------------------------------------------------------

(a) Class Y Shares were first publicly offered on August 11, 2004. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
(b) Not annualized.
**  Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Value Fund | Semiannual Report | 3/31/09  33

Notes to Financial Statements | 3/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and capital growth.

The Fund currently offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on January 31, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


34    Pioneer Value Fund | Semiannual Report | 3/31/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates


                          Pioneer Value Fund | Semiannual Report | 3/31/09    35
   on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer approximately $329,723,434 of capital losses recognized between November 1, 2007 and September 30, 2008 to its fiscal year ending September 30, 2009.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2008 was as follows:



   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                  $125,423,328
   Long-term capital gain                                            210,756,777
   -----------------------------------------------------------------------------
     Total                                                          $336,180,105
   =============================================================================

  The following shows the components of distributable earnings on a federal income tax basis at September 30, 2008:



   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                  $  19,126,106
   Current year post October loss deferred                         (329,723,434)
   Unrealized depreciation                                         (127,048,629)
   -----------------------------------------------------------------------------
     Total                                                        $(437,645,957)
   =============================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


36    Pioneer Value Fund | Semiannual Report | 3/31/09

D. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of March 31, 2009, the Fund had no outstanding settlement or portfolio hedges.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $57,410 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2009.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


                          Pioneer Value Fund | Semiannual Report | 3/31/09    37

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


H. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of -0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell 1000[RegTM] Value Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of up to 0.10%. For the six months ended March 31, 2001, the aggregate performance adjustment resulted in a decrease to the basic fee of $3,077,539. For the six months ended March 31, 2009, the effective management fee was equivalent to 0.45% of the Fund's average daily net assets.


38    Pioneer Value Fund | Semiannual Report | 3/31/09

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $33,464 in management fees, administrative costs and certain other services payable from PIM at March 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailing, outgoing phone calls and omnibus relationship contracts. For the six months ended March 31, 2009, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $623,000
 Class B                                                                $  2,283
 Class C                                                                $  2,883
 Class R                                                                $    307
--------------------------------------------------------------------------------
   Total                                                                $628,473
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $287,002, in transfer agent fees and shareholder communications expense payable to PIMSS at March 31, 2009.


4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,368 in distribution fees payable to PFD at March 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may


                          Pioneer Value Fund | Semiannual Report | 3/31/09    39
be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2009, CDSCs in the amount of $7,013 were paid to PFD.


5. Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended March 31, 2009, expenses were not reduced under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2009, the Fund's expenses were reduced by $8,830 under such arrangements.


6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended March 31, 2009, the Fund had no borrowings under this agreement.


7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


40    Pioneer Value Fund | Semiannual Report | 3/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                          Pioneer Value Fund | Semiannual Report | 3/31/09    41

                           This page for your notes.

42    Pioneer Value Fund | Semiannual Report | 3/31/09

                           This page for your notes.

                          Pioneer Value Fund | Semiannual Report | 3/31/09    43

                           This page for your notes.

44    Pioneer Value Fund | Semiannual Report | 3/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.